Costs	12 Months Ended
Dec. 31, 2017
Costs
Disclosure of expenses [text block]

40 Costs

Purchase, services and other

(€ million)	2017	2016	2015
Production costs - raw, ancillary and consumable materials and goods	35,907	27,783	39,812
Production costs - services	12,228	12,727	13,197
Operating leases and other	1,684	1,672	2,205
Net provisions for contingencies	886	505	644
Expenses for price variation on overliftling and underlifting operations	145	240	278
Other expenses	1,844	1,512	1,135
	52,694	44,439	57,271
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(224)	(297)	(323)
- capitalized direct costs associated with self-constructed assets - intangible assets	(9)	(18)	(100)
	52,461	44,124	56,848

Purchase, services and other include geological and geophysical expenses related to the exploration activities of the Exploration & Production segment amounting to €273 million (€204 million and €254 million in 2016 and 2015, respectively) and operating leases for €1,022 million (€566 million and €635 million in 2016 and 2015, respectively).

Costs incurred in connection with research and development activities recognized in profit and loss, as they did not meet the requirements to be recognized as long-lived assets, amounted to €185 million (€161 million and €176 million in 2016 and 2015, respectively).

Royalties on the extraction of hydrocarbons amounted to €674 million (€572 million and €865 million in 2016 and 2015, respectively).

Other expenses of  €1,844 million (€1,512 million and €1,135 million in 2016 and 2015, respectively) included an allowance for doubtful accounts in of the Gas & Power segment, primarily in the retail business, for €446 million (€399 million and €549 million in 2016 and 2015, respectively).

Future minimum lease payments expected to be paid under non-cancelable operating leases are provided below:

(€ million)	2017	2016	2015
To be paid:
- within 1 year	883	593	495
- between 2 and 5 years	1,710	1,040	1,061
- beyond 5 years	1,939	785	809
	4,532	2,418	2,365

Operating leases primarily comprised long-term rentals of FPSO vessels and, to a lesser extent, rates for drilling rigs, time charter and land, service stations and office buildings. Such leases generally did not include renewal options. There are no significant restrictions provided by these operating leases that may limit the ability of Eni to pay dividends, use assets or take on new borrowing. The increase of €2,114 million compared to 2016 in future minimum payments for operating lease obligations is due for €2,280 million to commitments undertaken by the Exploration & Production segment for the operating leases of two FPSO ships following the start-up in 2017 of the development projects in Angola and Ghana.

Risk provisions net of reversal of unused provisions amounted to €886 million (€505 million and €644 million in 2016 and 2015, respectively) and mainly related to net provisions for litigations amounting to €375 million (net provisions of  €55 million and €179 million in 2016 and 2015, respectively) and net provisions for environmental liabilities amounting to €200 million (net provisions of  €198 million and €232 million in 2016 and 2015, respectively). More information is provided in note 30 — Provisions for contingencies. Risk provisions net of reversal of unused provisions by industry segment are disclosed in note 46 — Information by industry segment and by geographical area.

Payroll and related costs

(€ million)	2017	2016	2015
Wages and salaries	2,447	2,491	2,648
Social security contributions	441	445	453
Cost related to employee benefit plans	113	81	85
Other costs	162	202	182
	3,163	3,219	3,368
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(202)	(215)	(203)
- capitalized direct costs associated with self-constructed assets - intangible assets	(10)	(10)	(46)
	2,951	2,994	3,119

Other costs of  €162 million (€202 million and €182 million in 2016 and 2015, respectively) comprised provisions for redundancy incentives of  €18 million (€47 million and €31 million in 2016 and 2015, respectively) and costs for defined contribution plans of  €90 million (€83 million and €86 million in 2016 and 2015, respectively).

Cost related to employee benefit plans are described in note 31 — Provisions for employee benefits.

Average number of employees

The Group average number and breakdown of employees by category is reported below:

	2017		2016		2015
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	995	17	1,018	18	1,044	17
Junior managers	9,089	98	9,160	109	9,091	108
Employees	16,721	371	17,180	384	17,685	379
Workers	5,659	285	5,703	294	5,895	303
	32,464	771	33,061	805	33,715	807

The average number of employees was calculated as the average between the number of employees at the beginning and the end of the period. In 2015, the amount does not include the employees of discontinued operations (Saipem Group). The average number of senior managers included managers employed and operating in foreign countries, whose position is comparable to a senior manager’s status.

Long-term monetary incentive plan for the managers of Eni

On April 13, 2017, the Shareholders Meeting approved the Long-Term Monetary Incentive Plan 2017 – 2019 and empowered the Board of Directors to execute the Plan by authorizing it to dispose up to a maximum of 11 million of treasury shares in service of the Plan.

The Long-Term Monetary Incentive Plan 2017 – 2019 provides for three annual awards for the years 2017, 2018 and 2019 and is intended for the Chief Executive Officer of Eni and for the managers of Eni and its subsidiaries who qualify as “senior managers deemed critical for the business”, selected among those who are in charge of tasks directly linked to the Group results or of strategic clout to the business. The Plan provides the granting of Eni shares for no consideration to eligible managers after a three-year vesting period under the condition that they would remain in office until vesting. Considering that this incentive falls within the category of employee compensation, in accordance with IFRS, the cost of the plan is determined based on the fair value of the financial instruments awarded to the beneficiaries and the number of shares that will be effectively granted at the end of the vesting period; the cost is accruing along the vesting period.

The number of shares that will be granted at the end of the vesting period is conditioned on a 50 – 50 basis to actual results of two performance parameters against preset targets: (i) a market condition in terms of Total Shareholder Return (TSR) of the Eni share compared to the TSR of the FTSE Mib index of the Italian Stock Exchange Market, and to a group of Eni’s competitors (“Peers Group”)24 and the TSR of their corresponding stock exchange market25; and (ii) growth in the Net Present Value (NPV) of proved reserves benchmarked against the Peer Group.

Depending on the performance of the parameters mentioned above, the number of shares that will vest may range between 0% and 180% of the initial award. Furthermore, 50% of the shares that will eventually vest is subject to a lock-up clause of one year after the vesting date.

The number of shares initially awarded was 1,719,061; the weighted average fair value of the shares at the same date was €7.99 per share.

The estimation of the fair value was calculated by adopting specific valuation techniques regarding the different performance parameters provided by the plan (the stochastic method for the market condition of the plan and the Black-Scholes model for the component related to the NPV of the reserves) taking into account the fair value of the Eni share at the grant date (€13.81 per share), reduced by dividends expected along the vesting period (5.79% of the share price determined considering the dividends announced in the 12 months before the award), the volatility of the stock (25.12%), the forecasts for the performance parameters, as well as the lower value attributable to the shares considering the lock-up period at the end of the vesting period.

The cost related to the long-term monetary incentive plan 2017 – 2019, recognized as a component of the payroll cost, amounted to €0.4 million with a contra-entry to equity reserves.

________

24	The group consists of the following oil companies: ExxonMobil, Chevron, BP, Royal Dutch Shell, Total, ConocoPhillips, Statoil, Apache, Marathon Oil and Anadarko.
25	The performance condition connected with the TSR in accordance with the international accounting standards represents a so-called market condition.

Compensation of key management personnel

Compensation of personnel holding key positions in planning, directing and controlling the Eni Group subsidiaries, including executive and non-executive officers, general managers and managers with strategic responsibilities in office during the year (including contributions and ancillary costs) amounted to €43 million, €44 million and €42 million for 2017, 2016 and 2015, respectively, and consisted of the following:

(€ million)	2017	2016	2015
Wages and salaries	25	26	26
Post-employment benefits	2	2	2
Other long-term benefits	9	12	12
Indemnities upon termination of employment	7	4	2
	43	44	42

Compensation of Directors and Statutory Auditors

Compensation of Directors amounted to €14.5 million, €7.1 million and €6.7 million for 2017, 2016 and 2015, respectively. Compensation of Statutory Auditors amounted to €0.760 million, €0.738 million and €0.551 million in 2017, 2016 and 2015, respectively.

Compensation included emoluments and social security benefits due for the office as Director or Statutory Auditor held at the parent company Eni SpA or other Group subsidiaries, which was recognized as a cost to the Group, even if not subject to personal income tax.

Other operating income (loss)

The analysis of net income (loss) on commodity derivatives was as follows:

(€ million)	2017	2016	2015
Net income (loss) on cash flow hedging derivatives	12	(1)	2
Net income (loss) on other derivatives	(44)	17	(487)
	(32)	16	(485)

Net income (loss) on cash flow hedging derivatives related to the ineffective portion of the hedging relationship on commodity derivatives was recognized through profit and loss in the Gas & Power segment.

Net income (loss) on other derivatives included: (i) the fair value measurement and settlement of commodity derivatives which could not be elected for hedge accounting under IFRS because they related to net exposure to commodity risk and derivatives for trading purposes and proprietary trading amounting to a net loss of  €44 million (net income of  €36 million in 2016 and net loss of  €471 million in 2015); and (ii) the fair value valuation at certain derivatives embedded in the pricing formulas of long-term gas supply contracts of the Exploration & Production segment amounting to a net loss of  €19 million and €16 million in 2016 and in 2015, respectively.

Operating expenses with related parties are reported in note 47 — Transactions with related parties.

Depreciation and amortization

(€ million)	2017	2016	2015
Depreciation, depletion and amortization:
- tangible assets	7,199	7,308	8,646
- intangible assets	286	253	303
	7,485	7,561	8,949
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(2)	(2)	(9)
	7,483	7,559	8,940

Depreciation and amortization by industry segment are disclosed in note 46 — Information by industry segment and by geographical area.

Net impairment (reversal)

(€ million)	2017	2016	2015
Impairments:
- tangible assets	848	1,067	5,993
- intangible assets	14		544
	862	1,067	6,537
less:
- reversal of impairments - tangible assets	(1,055)	(1,153)	(3)
- reversal of impairments - intangible assets	(32)	(389)
	(225)	(475)	6,534

Net impairment (reversal) by industry segment are disclosed in note 46 — Information by industry segment and by geographical area.

Write-off

(€ million)	2017	2016	2015
Write-off
- tangible assets	239	289	678
- intangible assets	24	61	10
	263	350	688

Write-off by industry segment are disclosed in note 46 — Information by industry segment and by geographical area.